Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The information contained in this section shall not be deemed incorporated by reference in any filing under the Securities Act of 1933
or
the Securities Exchange Act of 1934.
Pay versus Performance Table
The following table sets forth compensation information of our Principal Executive Officer (PEO) and our non-PEO NEOs along with total shareholder return, net income and ROE performance results for our fiscal years ending in 2023, 2022, 2021, and 2020 in accordance with Item 402(v) of Regulation S-K.

					Value of Initial Fixed $100 Investment Based On:

Year (a)	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid to PEO (1),(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (1) (d)	Average Compensation Actually Paid to Non-PEO NEOs (1),(2) (e)	Total Shareholder Return (3) (f)	Peer Group Total Shareholder Return (3),(4) (g)	Net Income $M (h)	Company Selected Measure: Return on Equity (5) (i)

2023	$35,676,905	$62,343,130	$11,989,458	$18,255,375	$159	$133	$8,374	32%

2022	$48,029,631	$42,946,184	$16,164,592	$14,676,078	$124	$118	$7,514	32%

2021	$25,513,922	$49,856,563	$13,006,174	$21,986,724	$135	$132	$8,060	34%

2020	$24,221,319	$20,125,419	$10,917,918	$9,893,026	$98	$97	$3,135	14%

(1)
The PEO reflected in columns (b) and (c) represents Mr. Squeri for all four years shown. The non-PEO Named Executive Officers (NEOs) reflected in columns (d) and (e) represent the following individuals for 2023: Messrs. Le Caillec, Buckminster, Campbell, Williams and Ms. Seeger; for 2022, represent: Messrs. Campbell, Williams, Buckminster and Radhakrishnan; and for 2021 and 2020: Messrs Campbell, Buckminster, Williams and Ms. Seeger. Mr. Le Caillec’s compensation was increased effective August 2023 as a result of his promotion to CFO. The 2023 non-PEO NEO compensation listed in columns (d) and (e) reflect Mr. Le Caillec’s base salary and prorated AIA for the time spent in each role.

(2)	Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K).

The CAP calculation includes the
end-of-year
value of awards granted within the fiscal year, the change in fair value from prior year-end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (SCT):

PEO SCT Total to CAP Reconciliation:

2023

Summary Compensation Table (SCT) Total	$35,676,905

Deduction for change in the actuarial present values reported under “Change in Pension Value and Nonqualified Deferred Compensation Earnings” in the SCT	$(64,534)

Deduction for amounts reported under “Stock Awards” in the SCT	$(19,287,280)

Deduction for amounts reported under “Option Awards” in the SCT	$(4,449,964)

Total deductions	$(23,801,778)

Increase for service cost and prior service cost for pension plans (i)	—

Increase/deduction for change in fair value from prior year-end to vesting date of awards that vested during the year (ii)(iii)	$4,108,459

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior year that were outstanding and unvested as of year-end (ii)	$19,802,797

Increase for fair value of awards granted during year that remain unvested as of year-end (ii)	$25,895,746

Increase based on accrued dividends during year prior to vesting dates of awards (ii)	$661,001

Total adjustments	$50,468,003

Compensation Actually Paid (SCT minus deductions plus total adjustments)	$62,343,130

Average Non-PEO NEO SCT Total to CAP Reconciliation

2023

Summary Compensation Table (SCT) Total	$11,989,458

Deduction for change in the actuarial present values reported under “Change in Pension Value and Nonqualified Deferred Compensation Earnings” in the SCT	$(41,069)

Deduction for amounts reported under “Stock Awards” in the SCT	$(4,863,057)

Deduction for amounts reported under “Option Awards” in the SCT	$(947,970)

Total deductions	$(5,852,096)

Increase for service cost and prior service cost for pension plans (i)	—

Increase/deduction for change in fair value from prior year-end to vesting date of awards that vested during the year (ii) (iii)	$1,243,180

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior year that were outstanding and unvested as of year-end (ii)	$4,341,023

Increase for fair value of awards granted during year that remain unvested as of year-end (ii)	$6,339,441

Increase based on accrued dividends during year prior to vesting dates of awards (ii)	$194,369

Total adjustments	$12,118,012

Compensation Actually Paid (SCT minus deductions plus total adjustments)	$18,255,375

(i)
Benefit accruals were discontinued in the defined benefit (DB) pension plans in 2007; therefore, their service cost subsequent to this date is zero. The DB pension plans have not been amended during 2023 to change the value of the benefits provided under the plans; therefore, there is no prior service cost in this period.

(ii)
Fair value is determined in a manner consistent with that disclosed in our consolidated financial statements. Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to:

¾	For RSU awards (excluding performance based RSUs), closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price.

¾
For PRSUs awarded from 2019 onwards (which include a relative TSR performance condition in addition to a relative ROE performance condition as outlined on page 60), the fair value was estimated using a Monte Carlo simulation model multiplied by an estimate of the probable payout percentage as of the applicable year-end dates, or, in the case of vesting awards, the actual vesting price and outcome.

¾
For stock options, a Black Scholes value as of the applicable year-end or vesting date, determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected term set using an elapsed term approach. This approach estimates expected term by subtracting the amount of time that has elapsed (between the grant and subsequent valuation dates) from the initial grant-date expected term estimate divided by the percentage change between the option’s strike price and the stock price at the valuation date. Volatility (based on historical and implied volatilities), risk-free rates and dividend yield are determined as of the revaluation date based on the expected term.

¾	For PSO awards (which include a relative Total TSR performance condition as outlined on page 60), the fair value was estimated using a Monte Carlo simulation model as of the applicable year-end dates.

(iii)	Vested awards have met the requisite service period as well as achieved the performance and market conditions, if applicable.

(3)	Reflects cumulative Total Shareholder Return (TSR). It shows the growth of a $100 investment on December 31, 2019, including the reinvestment of all dividends.

(4)	Peer TSR reflects the TSR of the S&P Financials Index, the industry index peer group reported in the Company’s Stock Performance Graph in the 2023 Annual Report on Form 10-K.

(5)	ROE is calculated for the relevant periods by dividing the (i) net income for the period by (ii) average shareholders’ equity for the period.

Company Selected Measure Name	Return on Equity
Named Executive Officers, Footnote
(1)
The PEO reflected in columns (b) and (c) represents Mr. Squeri for all four years shown. The non-PEO Named Executive Officers (NEOs) reflected in columns (d) and (e) represent the following individuals for 2023: Messrs. Le Caillec, Buckminster, Campbell, Williams and Ms. Seeger; for 2022, represent: Messrs. Campbell, Williams, Buckminster and Radhakrishnan; and for 2021 and 2020: Messrs Campbell, Buckminster, Williams and Ms. Seeger. Mr. Le Caillec’s compensation was increased effective August 2023 as a result of his promotion to CFO. The 2023 non-PEO NEO compensation listed in columns (d) and (e) reflect Mr. Le Caillec’s base salary and prorated AIA for the time spent in each role.

Peer Group Issuers, Footnote
(3)	Reflects cumulative Total Shareholder Return (TSR). It shows the growth of a $100 investment on December 31, 2019, including the reinvestment of all dividends.

(4)	Peer TSR reflects the TSR of the S&P Financials Index, the industry index peer group reported in the Company’s Stock Performance Graph in the 2023 Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 35,676,905	$ 48,029,631	$ 25,513,922	$ 24,221,319
PEO Actually Paid Compensation Amount	$ 62,343,130	42,946,184	49,856,563	20,125,419
Adjustment To PEO Compensation, Footnote
(2)	Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K).

The CAP calculation includes the
end-of-year
value of awards granted within the fiscal year, the change in fair value from prior year-end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (SCT):

PEO SCT Total to CAP Reconciliation:

2023

Summary Compensation Table (SCT) Total	$35,676,905

Deduction for change in the actuarial present values reported under “Change in Pension Value and Nonqualified Deferred Compensation Earnings” in the SCT	$(64,534)

Deduction for amounts reported under “Stock Awards” in the SCT	$(19,287,280)

Deduction for amounts reported under “Option Awards” in the SCT	$(4,449,964)

Total deductions	$(23,801,778)

Increase for service cost and prior service cost for pension plans (i)	—

Increase/deduction for change in fair value from prior year-end to vesting date of awards that vested during the year (ii)(iii)	$4,108,459

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior year that were outstanding and unvested as of year-end (ii)	$19,802,797

Increase for fair value of awards granted during year that remain unvested as of year-end (ii)	$25,895,746

Increase based on accrued dividends during year prior to vesting dates of awards (ii)	$661,001

Total adjustments	$50,468,003

Compensation Actually Paid (SCT minus deductions plus total adjustments)	$62,343,130
(i)
Benefit accruals were discontinued in the defined benefit (DB) pension plans in 2007; therefore, their service cost subsequent to this date is zero. The DB pension plans have not been amended during 2023 to change the value of the benefits provided under the plans; therefore, there is no prior service cost in this period.

(ii)
Fair value is determined in a manner consistent with that disclosed in our consolidated financial statements. Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to:

¾	For RSU awards (excluding performance based RSUs), closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price.

¾
For PRSUs awarded from 2019 onwards (which include a relative TSR performance condition in addition to a relative ROE performance condition as outlined on page 60), the fair value was estimated using a Monte Carlo simulation model multiplied by an estimate of the probable payout percentage as of the applicable year-end dates, or, in the case of vesting awards, the actual vesting price and outcome.

¾
For stock options, a Black Scholes value as of the applicable year-end or vesting date, determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected term set using an elapsed term approach. This approach estimates expected term by subtracting the amount of time that has elapsed (between the grant and subsequent valuation dates) from the initial grant-date expected term estimate divided by the percentage change between the option’s strike price and the stock price at the valuation date. Volatility (based on historical and implied volatilities), risk-free rates and dividend yield are determined as of the revaluation date based on the expected term.

¾	For PSO awards (which include a relative Total TSR performance condition as outlined on page 60), the fair value was estimated using a Monte Carlo simulation model as of the applicable year-end dates.

(iii)	Vested awards have met the requisite service period as well as achieved the performance and market conditions, if applicable.

Non-PEO NEO Average Total Compensation Amount	$ 11,989,458	16,164,592	13,006,174	10,917,918
Non-PEO NEO Average Compensation Actually Paid Amount	$ 18,255,375	14,676,078	21,986,724	9,893,026
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K).

The CAP calculation includes the
end-of-year
value of awards granted within the fiscal year, the change in fair value from prior year-end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table (SCT):

Average Non-PEO NEO SCT Total to CAP Reconciliation

2023

Summary Compensation Table (SCT) Total	$11,989,458

Deduction for change in the actuarial present values reported under “Change in Pension Value and Nonqualified Deferred Compensation Earnings” in the SCT	$(41,069)

Deduction for amounts reported under “Stock Awards” in the SCT	$(4,863,057)

Deduction for amounts reported under “Option Awards” in the SCT	$(947,970)

Total deductions	$(5,852,096)

Increase for service cost and prior service cost for pension plans (i)	—

Increase/deduction for change in fair value from prior year-end to vesting date of awards that vested during the year (ii) (iii)	$1,243,180

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior year that were outstanding and unvested as of year-end (ii)	$4,341,023

Increase for fair value of awards granted during year that remain unvested as of year-end (ii)	$6,339,441

Increase based on accrued dividends during year prior to vesting dates of awards (ii)	$194,369

Total adjustments	$12,118,012

Compensation Actually Paid (SCT minus deductions plus total adjustments)	$18,255,375

(i)
Benefit accruals were discontinued in the defined benefit (DB) pension plans in 2007; therefore, their service cost subsequent to this date is zero. The DB pension plans have not been amended during 2023 to change the value of the benefits provided under the plans; therefore, there is no prior service cost in this period.

(ii)
Fair value is determined in a manner consistent with that disclosed in our consolidated financial statements. Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to:

¾	For RSU awards (excluding performance based RSUs), closing price on applicable year-end date(s) or, in the case of vesting dates, the actual vesting price.

¾
For PRSUs awarded from 2019 onwards (which include a relative TSR performance condition in addition to a relative ROE performance condition as outlined on page 60), the fair value was estimated using a Monte Carlo simulation model multiplied by an estimate of the probable payout percentage as of the applicable year-end dates, or, in the case of vesting awards, the actual vesting price and outcome.

¾
For stock options, a Black Scholes value as of the applicable year-end or vesting date, determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected term set using an elapsed term approach. This approach estimates expected term by subtracting the amount of time that has elapsed (between the grant and subsequent valuation dates) from the initial grant-date expected term estimate divided by the percentage change between the option’s strike price and the stock price at the valuation date. Volatility (based on historical and implied volatilities), risk-free rates and dividend yield are determined as of the revaluation date based on the expected term.

¾	For PSO awards (which include a relative Total TSR performance condition as outlined on page 60), the fair value was estimated using a Monte Carlo simulation model as of the applicable year-end dates.

(iii)	Vested awards have met the requisite service period as well as achieved the performance and market conditions, if applicable.

Compensation Actually Paid vs. Total Shareholder Return
COMPENSATION ACTUALLY PAID VERSUS TSR AND NET INCOME
Approximately 70% of CEO (PEO) total compensation and on average 50% of total compensation for non-PEO NEOs is composed of long-term incentive awards that are tied to the future performance of the Company, including stock price and positive cumulative net income. As a result, the changes in CAP year-over-year are in line with TSR and net income.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
COMPENSATION ACTUALLY PAID VERSUS ROE
ROE is a key financial metric in both the Company’s AIA and LTIA programs because it aligns the interests of the executives with shareholders. In addition, sustaining a strong ROE is a key driver of long-term value creation.

Total Shareholder Return Vs Peer Group
TOTAL SHAREHOLDER RETURN: COMPANY VERSUS S&P FINANCIALS INDEX
The Company’s four-year cumulative TSR is well above the companies included in the S&P Financials Index and the Company’s TSR has been above that of the S&P Financials Index in each year during that four-year period.

Tabular List, Table
Tabular List of Performance Metrics
The items listed below represent three financial metrics used to determine executive compensation for 2023. Further detail on all metrics included in our Company Scorecard are described in our Compensation Discussion and Analysis (CD&A) starting on page 58.

Performance Metrics

Return on Equity

Earnings Per Share

Revenue Growth

Total Shareholder Return Amount	$ 159	124	135	98
Peer Group Total Shareholder Return Amount	133	118	132	97
Net Income (Loss)	$ 8,374,000,000	$ 7,514,000,000	$ 8,060,000,000	$ 3,135,000,000
Company Selected Measure Amount	0.32	0.32	0.34	0.14
PEO Name	Mr. Squeri
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue Growth
PEO | Deduction for change in the actuarial present values reported under "Change in Pension Value and Nonqualified Deferred Compensation Earnings" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (64,534)
PEO | Deduction for amounts reported under "Stock Awards" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,287,280)
PEO | Deduction for amounts reported under "Option Awards" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,449,964)
PEO | Total deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,801,778)
PEO | Increase/deduction for change in fair value from prior year end to vesting date of awards that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,108,459
PEO | Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,802,797
PEO | Increase for fair value of awards granted during year that remain unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,895,746
PEO | Increase based on accrued dividends during year prior to vesting dates of awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	661,001
PEO | Total adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,468,003
Non-PEO NEO | Deduction for change in the actuarial present values reported under "Change in Pension Value and Nonqualified Deferred Compensation Earnings" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,069)
Non-PEO NEO | Deduction for amounts reported under "Stock Awards" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,863,057)
Non-PEO NEO | Deduction for amounts reported under "Option Awards" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(947,970)
Non-PEO NEO | Total deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,852,096)
Non-PEO NEO | Increase/deduction for change in fair value from prior year end to vesting date of awards that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,243,180
Non-PEO NEO | Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,341,023
Non-PEO NEO | Increase for fair value of awards granted during year that remain unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,339,441
Non-PEO NEO | Increase based on accrued dividends during year prior to vesting dates of awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	194,369
Non-PEO NEO | Total adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,118,012